UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: December 31, 2011

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total:$ 346,538,795

                     31-Dec-11  TITLE                 VALUE       SHARES/        INVSTMT     VOTING

Name of Issuer                 OF CLASS    CUSIP     (x$1000)     PRN AMT        DSCRETN      AUTH

American Express                 COM     O25816109          262          5550     SOLE        SOLE
Amgen Inc                        COM     031162100         7379        114920     SOLE        SOLE
Analog Devices Inc.              COM     032654105        14078        393463     SOLE        SOLE
Bank of New York                 COM     064057102          507         25488     SOLE        SOLE
Berkshire Hathaway Inc CL A      COM     084670108          689             6     SOLE        SOLE
Berkshire Hathaway Inc CL B      COM     084670207          794         10400     SOLE        SOLE
Biogen Idec                      COM     09062X103        19094        173504     SOLE        SOLE
Boeing                           COM     097023105          243          3307     SOLE        SOLE
Bristol Myers                    COM     110122108          441         12500     SOLE        SOLE
Brown Forman CL B                COM     115637209        13716        170365     SOLE        SOLE
Caterpillar                      COM     149123101          308          3400     SOLE        SOLE
Cognex                           COM     192422103         2480         69300     SOLE        SOLE
Charles River Labs               COM     159864107         1936         70850     SOLE        SOLE
Coca Cola Co.                    COM     191216100         1361         19450     SOLE        SOLE
Coca Cola FEMSA S A DE C         COM     191241108        10646        111820     SOLE        SOLE
Colgate Palmolive                COM     194162103         1298         14050     SOLE        SOLE
Comm Vault Systems Inc.          COM     204166102          854         20000     SOLE        SOLE
Danaher                          COM     235851102        10295        218850     SOLE        SOLE
E I DuPont DeNemours             COM     263534109         1233         26944     SOLE        SOLE
Disney Walt Co Del               COM     254687106          826         22014     SOLE        SOLE
Emerson                          COM     291011104          201          4312     SOLE        SOLE
ISHARE MSCI Hong Kong            COM     464286871         4270        276050     SOLE        SOLE
ISHARE MSCI Brazil               COM     464286400         3948         68790     SOLE        SOLE
Exxon Mobil Corp                 COM     30231G102         2445         28847     SOLE        SOLE
General Electric                 COM     369604103         6047        337610     SOLE        SOLE
General Mills Inc.               COM     370334104          566         14000     SOLE        SOLE
Grainger WW Inc.                 COM     384802104        15851         84680     SOLE        SOLE
Grupo Televiso                   COM     40049J206         4814        228594     SOLE        SOLE
Harley Davidson                  COM     412822108          808         20800     SOLE        SOLE
Halozyme                         COM     40637H109         4852        510200     SOLE        SOLE
Heinz                            COM     423074103         5068         93775     SOLE        SOLE
Henry Schein Inc                 COM     806407102         7810        121214     SOLE        SOLE
Hershey Foods Corp               COM     427866108         1124         18200     SOLE        SOLE
Hewlett Packard                  COM     428236103         6496        252190     SOLE        SOLE
Home Depot                       COM     437076102          801         19053     SOLE        SOLE
Honeywell Intl Inc               COM     438516106        10843        199500     SOLE        SOLE
IBM                              COM     459200101         1771          9632     SOLE        SOLE
Idex Laboratories                COM     45168D104         5409         70280     SOLE        SOLE
Incyte                           COM     45337C102          225         14980     SOLE        SOLE
Illinois Tool Wks                COM     452308109         3872         82900     SOLE        SOLE
Johnson & Johnson                COM     478160104        16953        258511     SOLE        SOLE
McDonalds Corp                   COM     580135101          462          4600     SOLE        SOLE
Merck & Co                       COM     589331107         2597         68897     SOLE        SOLE
Minn Mng & Mfg Co                COM     604059105        10428        127586     SOLE        SOLE
Monsanto                         COM     61166W101         2216         31630     SOLE        SOLE
Mettler Toledo                   COM    5922688105         1945         13165     SOLE        SOLE
Nabors Industries                COM     G6359F103         2314        133450     SOLE        SOLE
Neogen Corporation               COM     640491106         2806         91575     SOLE        SOLE
Novo Nordisk                     COM     670100205         7624         66150     SOLE        SOLE
Nektar                           COM     640268108         1562        279150     SOLE        SOLE
Occidental Pete Corp Cal         COM     674599105         7703         82205     SOLE        SOLE
Pepsico                          COM     713448108         1123         16927     SOLE        SOLE
Power Shares Global Energy       COM     73936T615          378         45950     SOLE        SOLE
PowerSharesGolden Dragon         COM     73935X401         2529        128955     SOLE        SOLE
Proctor & Gamble                 COM     742718109          798         11964     SOLE        SOLE
Raytheon Company New             COM     755111507         8153        168529     SOLE        SOLE
Rockwell Automation Inc.         COM     774347108         2052         27971     SOLE        SOLE
Rockwell Collins                 COM     774341101         4554         82248     SOLE        SOLE
Ross Stores Inc                  COM     778296103         2621         55140     SOLE        SOLE
Sara Lee Corp.                   COM     803111103          273         14432     SOLE        SOLE
Schlumberger Limited             COM     806857108        13738        201113     SOLE        SOLE
Sirona                           COM     82966C103          771         17500     SOLE        SOLE
Southern Co                      COM     842587107         1569         33900     SOLE        SOLE
State Street Corp                COM     857477103         4550        112882     SOLE        SOLE
Stratasys Inc                    COM     862685104         9000        295941     SOLE        SOLE
Syngenta                         COM     87160A100        12369        209855     SOLE        SOLE
Teva Pharmaceutical              COM     881624209         8907        220685     SOLE        SOLE
Tiffany & Co.                    COM     886547108        25916        391126     SOLE        SOLE
VCA Antech Inc                   COM     918194101         8345        422550     SOLE        SOLE
Verizon                          COM     92343V104         1002         24970     SOLE        SOLE
Williams Sonoma                  COM     969904101         4503        116950     SOLE        SOLE
Wisdom Tree India                COM     97717W422          462         29625     SOLE        SOLE
WPP Group PLC                    COM     929309300          655         12536     SOLE        SOLE